Provision for post-employment benefits - Surplus/(Deficit) in Plans by Region (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Deficit in the plans	£ (122.1)	£ (136.4)	£ (156.1)
United Kingdom
Disclosure of defined benefit plans [line items]
Deficit in the plans	2.3	0.4	0.7
North America
Disclosure of defined benefit plans [line items]
Deficit in the plans	(37.1)	(28.1)	(37.9)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Deficit in the plans	(52.6)	(74.0)	(85.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Deficit in the plans	£ (34.7)	£ (34.7)	£ (33.0)